Retirement and Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Changes in Benefit Obligation, Fair Value of Plan Assets and Funded Status of Pension and Postretirement Benefit Plans
The following tables set forth the benefit obligation, fair value of plan assets and funded status as of December 31, 2015, 2014, and 2013, and the underlying weighted average actuarial assumptions used for the U.K. Pension Plan and U.S. postretirement benefit plan. Apache uses a measurement date of December 31 for its pension and postretirement benefit plans.

	2015		2014		2013
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	$216	$22	$189	$28	$177	$35
Service cost	5	2	5	3	5	4
Interest cost	8	1	9	1	7	1
Foreign currency exchange rate changes	(10)	—	(13)	—	4	—
Actuarial losses (gains)	(10)	—	31	(9)	—	(8)
Effect of curtailment and settlements	—	2	—	—	—	(3)
Benefits paid	(7)	(2)	(5)	(2)	(4)	(2)
Retiree contributions	—	1	—	1	—	1
Projected benefit obligation at end of year	202	26	216	22	189	28
Change in Plan Assets
Fair value of plan assets at beginning of year	206	—	191	—	170	—
Actual return on plan assets	1	—	25	—	15	—
Foreign currency exchange rates	(10)	—	(13)	—	4	—
Employer contributions	7	1	8	1	6	1
Benefits paid	(7)	(2)	(5)	(2)	(4)	(2)
Retiree contributions	—	1	—	1	—	1
Fair value of plan assets at end of year	197	—	206	—	191	—
Funded status at end of year	$(5)	$(26)	$(10)	$(22)	$2	$(28)
Amounts recognized in Consolidated Balance Sheet
Current liability	$—	$(2)	$—	$(1)	$—	$(1)
Non-current asset (liability)	(5)	(24)	(10)	(21)	2	(27)
	$(5)	$(26)	$(10)	$(22)	$2	$(28)
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	$(32)	$9	$(37)	$10	$(22)	$1

Weighted Average Assumptions used as of December 31
Discount rate	3.90%	3.95%	3.70%	3.62%	4.60%	4.33%
Salary increases	4.60%	N/A	4.60%	N/A	4.90%	N/A
Expected return on assets	4.10%	N/A	3.90%	N/A	5.60%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.00%	N/A	7.00%
Ultimate in 2025	N/A	5.00%	N/A	5.00%	N/A	5.00%

Allocations for Plan Asset Holding and Target Allocation for Company's Plan Asset
A breakout of previous allocations for plan asset holdings and the target allocation for the Company’s plan assets are summarized below:

	Target Allocation	Percentage of Plan Assets at Year-End
	2015	2015	2014
Asset Category
Equity securities:
U.K. quoted equities	14%	14%	14%
Overseas quoted equities	26%	26%	26%
Total equity securities	40%	40%	40%
Debt securities:
U.K. Government bonds	48%	48%	48%
U.K. corporate bonds	12%	12%	12%
Debt securities	60%	60%	60%
Total	100%	100%	100%

Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets
The following tables present the fair values of plan assets for each major asset category based on the nature and significant concentration of risks in plan assets at December 31, 2015 and December 31, 2014:

	Fair Value Measurements Using:
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
	(In millions)
December 31, 2015
Equity securities:
U.K. quoted equities(1)	$27	$—	$—	$27
Overseas quoted equities(2)	53	—	—	53
Total equity securities	80	—	—	80
Debt securities:
U.K. Government bonds(3)	93	—	—	93
U.K. corporate bonds(4)	24	—	—	24
Total debt securities	117	—	—	117
Fair value of plan assets	$197	$—	$—	$197
December 31, 2014
Equity securities:
U.K. quoted equities(1)	$28	$—	$—	$28
Overseas quoted equities(2)	54	—	—	54
Total equity securities	82	—	—	82
Debt securities:
U.K. Government bonds(3)	99	—	—	99
U.K. corporate bonds(4)	25	—	—	25
Total debt securities	124	—	—	124
Fair value of plan assets	$206	$—	$—	$206

(1)	This category comprises U.K. passive equities, which are benchmarked against the FTSE 350 Index.

(2)
This category includes overseas equities, which comprises 30.3 percent passive global equities benchmarked against the MSCI World (NDR) Index, 12.1 percent passive global equities (hedged) benchmarked against the MSCI World (NDR) Hedged Index, 30.3 percent fundamental indexation global equities benchmarked against the FTSE RAFI Developed 1000 index, 12.1 percent fundamental indexation global equities (hedged) benchmarked against the FTSE RAFI Developed 1000 Hedge Index, and 15.2 percent emerging markets benchmarked against the MSCI Emerging Markets (NDR) Index, which has a performance target of 2 percent per annum over the benchmark over a rolling three-year period.

(3)
This category includes U.K. Government bonds, which comprises 48 percent index-linked gilts benchmarked against the FTSE Actuaries Government Securities Index-Linked Over 5 Years Index, 37 percent sterling nominal LDI bonds, and 15 percent sterling inflation linked LDI bonds, both benchmarked against ILIM Custom Benchmark index.

(4)
This category comprises U.K. corporate bonds: 12 percent benchmarked against the BofAML Sterling Corporate & Collaterlised (excluding Subordinated) Index with a performance target of 0.75 percent per annum over the benchmark over a rolling five-year period.

Components of Net Periodic Cost and Underlying Weighted Average Actuarial Assumptions Used for Pension and Postretirement Benefit Plans
The following tables set forth the components of the net periodic cost and the underlying weighted average actuarial assumptions used for the pension and postretirement benefit plans as of December 31, 2015, 2014, and 2013:

	2015		2014		2013
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Component of Net Periodic Benefit Costs
Service cost	$5	$2	$5	$3	$5	$4
Interest cost	8	1	9	1	7	1
Expected return on assets	(8)	—	(11)	—	(8)	—
Amortization of actuarial (gain) loss	2	—	1	—	2	—
Curtailment (gain) loss	—	—	—	—	—	(3)
Net periodic benefit cost	$7	$3	$4	$4	$6	$2
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	3.70%	3.62%	4.60%	4.33%	4.30%	3.43%
Salary increases	4.60%	N/A	4.90%	N/A	4.60%	N/A
Expected return on assets	3.90%	N/A	5.60%	N/A	4.70%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.00%	N/A	7.25%
Ultimate in 2025	N/A	5.00%	N/A	5.00%	N/A	5.00%

Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Postretirement Benefits
	1% Increase	1% Decrease
	(In millions)
Effect on service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	4	(3)

Expected Future Benefit Payment
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Postretirement Benefits
	(In millions)
2016	$4	$2
2017	4	2
2018	4	2
2019	4	2
2020	4	2
Years 2021-2025	22	10